Commitments and Contingencies (Details) - USD ($)			1 Months Ended					12 Months Ended
	Aug. 10, 2020	Jan. 05, 2017	Jan. 23, 2021	Aug. 26, 2020	Jun. 19, 2020	Feb. 19, 2020	Feb. 14, 2020	Dec. 31, 2020	May 14, 2020
Commitments and Contingencies (Details) [Line Items]
Offering price		$ 151,000,000
Aggregate principal amount								$ 40,000
Debt financing value							$ 400,000,000
Other Commitment, to be Paid, Remainder of Fiscal Year					$ 33,000
Real commitment, description					The Company made an initial funding of 6,600 EUROS in July 2020. No additional borrowings have been made since the initial funding, leaving unused future commitments available of up to 26,400 EUROS as of December 31, 2020.
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount			$ 400,000,000
Unsecured debt			100,000,000
Secured debt			$ 300,000,000
Babcock & Wilcox Enterprises, Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Contractual obligation									$ 40,000,000
Indemnity rider received				$ 600,000
Franchise Group Merger Sub AF, INC, [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount						$ 50,000,000	$ 575,000,000
Berkley Insurance Company [Member] | Babcock & Wilcox Enterprises, Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Indemnity amount	$ 29,970,000